ACQUISITIONS - Acquisition of Asset (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 09, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Acquisitions
Cash consideration		$ 63,389	$ 37,024	$ 39,767
Operating license of Tianjian Nankai Clinic
Acquisitions
Cash consideration	$ 435